Average Annual Total Returns - Hartford Disciplined Equity HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	IC 1 Year	IC 5 Years	IC 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	18.04%	14.88%	14.91%	17.78%	14.60%	14.62%	17.46%	14.31%	14.34%	18.40%	15.22%	13.88%